Jun-30-03 04:01pm From- T-269 P.002/003 F-481

[redacted]
Manager
Securities Operations

03055685

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

1-16443

NYSE

RECD S.E.C
JUN 3 0 2003

June 30, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MS STRUCTURED ASSET CORP., SATURNS Altria Group Inc. Debenture Backed Series 2003-9 Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 30, 2003. Tentative listing date – July 2, 2003.

Sincerely,

PROCESSED
JUL 0 1 2003
THOMSON FINANCIAL